Revenue (Tables)	6 Months Ended
Jun. 30, 2026
Revenue [Abstract]
Schedule of Disaggregation of Revenues

Disaggregation of Revenues

Revenue disaggregated by geography for the six months ended June 30, 2026 and 2025, based on the billing address of the Company’s customers, consists of the following:

	Six Months Ended June 30,
	2026		2025
	Revenue	% of Revenue	Revenue	% of Revenue
Revenue by geography:
Israel	$464	39.9%	$-	-%
China (excluding Hong Kong)	400	34.3%	-	-%
Sweden	195	16.8%	180	57.3%
USA	105	9%	118	37.6%
Hong Kong	-	-	16	5.1%
Total revenue	$1,164	100%	$314	100%